Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock K6 Fund

July 31, 2019

MCS-K6-QTLY-0919
1.9893887.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	55	$3,466
Iridium Communications, Inc. (a)	99	2,519
		5,985
Media - 0.7%
Nexstar Broadcasting Group, Inc. Class A	34	3,460
Sinclair Broadcast Group, Inc. Class A	83	4,171
		7,631
Wireless Telecommunication Services - 0.8%
Sprint Corp. (a)	1,069	7,836

TOTAL COMMUNICATION SERVICES		21,452

CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.7%
Fiat Chrysler Automobiles NV	550	7,255
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	176	6,369
Dunkin' Brands Group, Inc.	57	4,569
Wyndham Hotels & Resorts, Inc.	172	9,727
Wynn Resorts Ltd.	43	5,593
		26,258
Household Durables - 3.1%
D.R. Horton, Inc.	173	7,946
Lennar Corp. Class A	84	3,996
NVR, Inc. (a)	6	20,060
		32,002
Multiline Retail - 1.5%
Dollar General Corp.	85	11,392
Dollar Tree, Inc. (a)	36	3,663
		15,055
Specialty Retail - 2.9%
Aston Martin Lagonda Global Holdings PLC (a)(b)	200	1,211
AutoZone, Inc. (a)	6	6,738
IAA Spinco, Inc. (a)	91	4,254
National Vision Holdings, Inc. (a)	198	6,255
Ross Stores, Inc.	69	7,316
Tiffany & Co., Inc.	48	4,508
		30,282
Textiles, Apparel & Luxury Goods - 1.6%
Prada SpA	1,345	4,129
PVH Corp.	45	4,001
Tapestry, Inc.	160	4,949
Under Armour, Inc. Class A (sub. vtg.) (a)	160	3,691
		16,770

TOTAL CONSUMER DISCRETIONARY		127,622

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.3%
Performance Food Group Co. (a)	143	6,271
U.S. Foods Holding Corp. (a)	188	6,650
		12,921
Food Products - 1.4%
Bunge Ltd.	67	3,915
Conagra Brands, Inc.	176	5,081
Greencore Group PLC	2,158	5,611
		14,607
Personal Products - 0.7%
Coty, Inc. Class A	211	2,302
Edgewell Personal Care Co. (a)	175	5,325
		7,627

TOTAL CONSUMER STAPLES		35,155

ENERGY - 4.6%
Energy Equipment & Services - 1.1%
Borr Drilling Ltd. (a)	312	2,996
Oceaneering International, Inc. (a)	289	4,465
Pacific Drilling SA (a)	135	1,269
TechnipFMC PLC	97	2,671
		11,401
Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	216	4,139
Cheniere Energy, Inc. (a)	107	6,971
GasLog Ltd.	169	2,407
Golar LNG Ltd.	287	4,862
Hess Corp.	149	9,661
The Williams Companies, Inc.	325	8,008
		36,048

TOTAL ENERGY		47,449

FINANCIALS - 22.1%
Banks - 9.6%
Bank of Hawaii Corp.	68	5,797
Cullen/Frost Bankers, Inc.	103	9,779
First Horizon National Corp.	495	8,118
First Republic Bank	27	2,683
Huntington Bancshares, Inc.	1,025	14,606
M&T Bank Corp.	93	15,275
Prosperity Bancshares, Inc.	139	9,645
Signature Bank	92	11,726
SunTrust Banks, Inc.	90	5,994
UMB Financial Corp.	90	6,143
Wintrust Financial Corp.	128	9,157
		98,923
Capital Markets - 2.5%
Cboe Global Markets, Inc.	31	3,389
Lazard Ltd. Class A	86	3,329
Northern Trust Corp.	75	7,350
The NASDAQ OMX Group, Inc.	67	6,457
TPG Specialty Lending, Inc.	282	5,505
		26,030
Insurance - 8.2%
Arch Capital Group Ltd. (a)	474	18,339
Axis Capital Holdings Ltd.	94	5,985
Beazley PLC	421	2,952
First American Financial Corp.	194	11,217
FNF Group	241	10,334
Hartford Financial Services Group, Inc.	121	6,973
Hiscox Ltd.	141	2,915
Principal Financial Group, Inc.	82	4,759
Reinsurance Group of America, Inc.	87	13,565
Torchmark Corp.	72	6,575
		83,614
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp.	253	3,251
Radian Group, Inc.	649	14,797
		18,048

TOTAL FINANCIALS		226,615

HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	154	6,539
Hologic, Inc. (a)	78	3,998
ResMed, Inc.	38	4,891
Wright Medical Group NV (a)	166	4,791
		20,219
Health Care Providers & Services - 3.4%
Covetrus, Inc. (a)	37	876
Henry Schein, Inc. (a)	92	6,122
Molina Healthcare, Inc. (a)	89	11,817
Premier, Inc. (a)	121	4,689
Universal Health Services, Inc. Class B	73	11,013
		34,517
Health Care Technology - 0.4%
Cerner Corp.	64	4,586
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	57	3,956
Avantor, Inc.	192	3,377
Bruker Corp.	115	5,503
Lonza Group AG	20	6,863
		19,699
Pharmaceuticals - 2.3%
Catalent, Inc. (a)	180	10,168
Perrigo Co. PLC	104	5,617
Recordati SpA	101	4,532
Zogenix, Inc. (a)	74	3,565
		23,882

TOTAL HEALTH CARE		102,903

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
Huntington Ingalls Industries, Inc.	54	12,328
Kratos Defense & Security Solutions, Inc. (a)	323	7,962
		20,290
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	60	5,024
XPO Logistics, Inc. (a)	100	6,748
		11,772
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	90	2,407
Stericycle, Inc. (a)	86	3,953
U.S. Ecology, Inc.	54	3,436
		9,796
Electrical Equipment - 2.9%
AMETEK, Inc.	122	10,932
Generac Holdings, Inc. (a)	117	8,459
Melrose Industries PLC	2,600	5,911
Regal Beloit Corp.	54	4,299
		29,601
Machinery - 1.6%
Donaldson Co., Inc.	220	10,989
Pentair PLC	130	5,045
		16,034
Professional Services - 0.7%
Equifax, Inc.	52	7,233
Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	190	6,810
Lyft, Inc.	109	6,635
		13,445

TOTAL INDUSTRIALS		108,171

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	292	2,555
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	164	15,304
Fabrinet (a)	160	8,589
Keysight Technologies, Inc. (a)	61	5,461
		29,354
IT Services - 7.0%
Akamai Technologies, Inc. (a)	80	7,050
Euronet Worldwide, Inc. (a)	22	3,430
Fidelity National Information Services, Inc.	81	10,793
Fiserv, Inc. (a)	88	9,278
FleetCor Technologies, Inc. (a)	19	5,399
Leidos Holdings, Inc.	222	18,226
Verra Mobility Corp. (a)	211	2,922
WNS Holdings Ltd. sponsored ADR (a)	236	14,873
		71,971
Software - 2.1%
Black Knight, Inc. (a)	249	15,767
Citrix Systems, Inc.	65	6,126
		21,893

TOTAL INFORMATION TECHNOLOGY		125,773

MATERIALS - 2.9%
Chemicals - 1.6%
International Flavors & Fragrances, Inc.	47	6,768
LG Chemical Ltd.	7	1,972
Nutrien Ltd.	71	3,893
Olin Corp.	195	3,914
		16,547
Metals & Mining - 1.3%
Franco-Nevada Corp.	49	4,258
Newcrest Mining Ltd.	184	4,441
Novagold Resources, Inc. (a)	752	4,649
		13,348

TOTAL MATERIALS		29,895

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Apartment Investment & Management Co. Class A	131	6,490
Cousins Properties, Inc.	188	6,614
Essex Property Trust, Inc.	38	11,484
Gaming & Leisure Properties	69	2,602
Healthcare Realty Trust, Inc.	177	5,660
Healthcare Trust of America, Inc.	237	6,382
SBA Communications Corp. Class A	48	11,780
Spirit MTA REIT	57	479
Spirit Realty Capital, Inc.	114	5,030
VEREIT, Inc.	547	4,989
VICI Properties, Inc.	362	7,725
		69,235
UTILITIES - 5.0%
Electric Utilities - 3.3%
Alliant Energy Corp.	225	11,147
IDACORP, Inc.	86	8,777
OGE Energy Corp.	317	13,615
		33,539
Gas Utilities - 1.5%
Atmos Energy Corp.	106	11,558
Spire, Inc.	48	3,956
		15,514
Independent Power and Renewable Electricity Producers - 0.2%
New Fortress Energy LLC	200	2,376

TOTAL UTILITIES		51,429

TOTAL COMMON STOCKS
(Cost $919,852)		945,699

Money Market Funds - 4.8%
Fidelity Cash Central Fund 2.43% (c)
(Cost $48,937)	48,927	48,937
TOTAL INVESTMENT IN SECURITIES - 96.9%
(Cost $968,789)		994,636
NET OTHER ASSETS (LIABILITIES) - 3.1%		31,743
NET ASSETS - 100%		$1,026,379

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,211 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$431
Total	$431

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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